Commitments (Details Narrative)																		3 Months Ended		12 Months Ended
	May 06, 2021 USD ($)	May 01, 2021 USD ($)	Apr. 27, 2021 USD ($)	Apr. 25, 2021 USD ($)	Apr. 21, 2021 USD ($)	Apr. 20, 2021 USD ($)	Apr. 19, 2021 USD ($)	Apr. 08, 2021 USD ($)	Mar. 23, 2021 USD ($)	Mar. 15, 2021 USD ($)	Mar. 11, 2021 USD ($)	Mar. 08, 2021 USD ($)	Feb. 25, 2021 USD ($)	Feb. 16, 2021 USD ($)	Sep. 17, 2020 USD ($) a	Aug. 28, 2020 USD ($)	Jun. 15, 2020 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Payment to acquire property, pland and equipment																		$ 149,100	$ 5,200	$ 408,000	$ 402,800
Bremerton, Washington [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment		$ 35,000
Tacoma, Washington [Member]
Payment to acquire property, pland and equipment									$ 2,000,000
Tacoma, Washington [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment									$ 2,000,000
Purchase and Sale Agreement [Member] | Port Orchard, Washington [Member]
Area of land | a															10
Payment to acquire property, pland and equipment															$ 1,440,000
Purchase and Sale Agreement [Member] | Bremerton, Washington [Member]
Payment to acquire property, pland and equipment																$ 1,500,000
Purchase and Sale Agreement [Member] | East Bremerton, Washington [Member]
Payment to acquire property, pland and equipment																	$ 2,040,000
Purchase and Sale Agreement [Member] | Loomis, California [Member]
Payment to acquire property, pland and equipment												$ 1,100,000
Purchase and Sale Agreement [Member] | Loomis, California [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment												1,100,000
Purchase and Sale Agreement [Member] | Horseshoe Bay, Texas [Member]
Payment to acquire property, pland and equipment										$ 1,500,000		2,500,000
Purchase and Sale Agreement [Member] | Horseshoe Bay, Texas [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment	$ 2,005,200			$ 4,750,000	$ 16,900,000	$ 265,000	$ 120,000	$ 219,000
Sale Agreement [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment			$ 9,310,000
Sale Agreement [Member] | National Public Builder [Member]
Payment to acquire property, pland and equipment											$ 8,910,000			$ 7,920,000
Sale Agreement [Member] | National Public Builder [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment											8,910,000			$ 7,920,000
Sale Agreement [Member] | Loomis, California [Member]
Payment to acquire property, pland and equipment											$ 6,850,000
Sale Agreement [Member] | Loomis, California [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment													$ 6,850,000
Sale Agreement [Member] | Horseshoe Bay, Texas [Member]
Payment to acquire property, pland and equipment												2,500,000
Sale Agreement [Member] | Horseshoe Bay, Texas [Member] | Subsequent Event [Member]
Payment to acquire property, pland and equipment												$ 2,500,000